LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

4. LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and construction land space. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to six years.

The Company does not record leases with a term of 12 months or less on the balance sheet.

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2023	2022
		(in thousands)
Assets
Operating leases	Right-of-use assets	$3,377	$1,816
Finance leases	Right-of-use assets	10,008	8,614
Total assets		$13,385	$10,430

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$625	$621
Finance leases	Current portion of long-term debt	1,009	1,380
Total current liabilities		1,634	2,001
Noncurrent liabilities
Operating leases	Long-term debt	2,191	665
Finance leases	Long-term debt	642	235
Total noncurrent liabilities		2,833	900
Total liabilities		$4,467	$2,901

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For the majority of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	December 31,
	2023	2022
Operating leases	5.0%	5.0%
Finance leases	7.0%	6.1%

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	December 31,
	2023	2022
Operating leases	6.5 years	6.4 years
Finance leases	1.4 years	0.8 years

The components of lease expense for the year ended December 31, 2023, 2022, and 2021 were as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Operating lease cost	$581	$987	$707
Finance lease cost:
Amortization of right-of-use assets	478	470	466
Interest on lease liabilities	156	190	446
Total lease cost	$1,215	$1,647	$1,619

As of December 31, 2023, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2024	$728	$1,112
2025	601	461
2026	570	98
2027	542	68
2028	127	27
Thereafter	1,120	1
Total lease payments	3,688	1,767
Less: Interest	(872)	(116)
Present value of lease liabilities	$2,816	$1,651

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Other information related to leases for the year ended December 31, 2023, 2022, and 2021 were as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$581	$987	$707
Operating cash flows for finance leases	$478	$470	$466
Financing cash flows for finance leases	$156	$190	$446